Massachusetts Mutual Variable Annuity Separate Account 1-
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

                                    Part II

Part II was not included with the Semiannual Report (N30-D filing) sent to the Contract Owners in August, 1998. The Contract Owners did receive the accompanying Separate Account financial statements and the respective underlying Fund report that the Massachusetts Mutual Variable Annuity Separate Account 1-Variable Annuity Fund and Flex-Annuity IV (Qualified) invest in.

The following underlying Fund that was sent to the Contract Owners is incorporated by reference in this filing to the SEC as part of the Edgarization filing:

1. The MML Series Investment Fund was edgarized and filed with the SEC in August, 1998 under File number 811-0224.

A Message To Our Contract Owners:

We are pleased to forward this combined Semiannual Report of the segment of Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") pertaining to Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) (the "Segment"), and the MML Series Investment Fund ("MML Trust"). These reports are for the period ended June 30, 1998.

The Semiannual Report for the Segment begins on page 3. The Segment has net assets of $426,747,728 as of June 30, 1998. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond and MML Blend Divisions of the Segment as of June 30, 1998 are shown in detail in the table on page 3.

The Semiannual Report for the MML Trust begins on page 11. This report contains a detailed description of the financial results of four series of the MML Trust
- MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the period ended June 30, 1998.

We appreciate the interest and confidence you have shown in Separate Account 1.

                                     MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                                       /s/ Thomas B. Wheeler

                                     Thomas B. Wheeler
                                     Chairman and Chief Executive Officer

August 3, 1998

Table of Contents


Massachusetts Mutual Variable Annuity Separate Account 1
 Statement of Assets and Liabilities as of June 30, 1998........................................         3
 Statement of Operations For the Six Months Ended June 30, 1998.................................         4
 Statement of Changes in Net Assets For the Six Months Ended June 30, 1998 and 1997.............         5
 Notes to Financial Statements..................................................................      6-10

MML Series Investment Fund
 To Our Shareholders............................................................................     11-16
 Statement of Assets and Liabilities as of June 30, 1998........................................        17
 Statement of Operations For the Six Months Ended June 30, 1998.................................        18
 Statement of Changes in Net Assets For the Six Months Ended June 30, 1998 and
    For the Year Ended December 31, 1997........................................................        19
 Financial Highlights...........................................................................     20-22
 Schedule of Investments as of June 30, 1998
    MML Equity Fund.............................................................................     23-24
    MML Money Market Fund.......................................................................     25-26
    MML Managed Bond Fund.......................................................................     27-29
    MML Blend Fund..............................................................................     30-36
 Notes to Financial Statements..................................................................     37-39

Massachusetts Mutual Variable Annuity Separate Account 1 --
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998
(Unaudited)

                                                                                 MML                MML
                                                                MML             Money             Managed           MML
                                                              Equity            Market             Bond            Blend
                                                             Division          Division          Division         Division
                                                           --------------   --------------    --------------   --------------
ASSETS
Investment in the MML Series Investment Fund
 Number of shares (Note 2)                                     3,894,760       11,358,781         1,056,063        9,933,157
                                                           ==============   ==============    ==============   ==============
 Identified cost (Note 3B)                                  $ 85,880,986     $ 11,358,781      $ 12,864,209     $182,417,877
                                                           ==============   ==============    ==============   ==============
 Value (Note 3A)                                            $149,317,874     $ 11,358,781      $ 13,444,603     $253,836,424
Dividends receivable                                                   -           48,175                 -                -
Receivable for accumulation units sold                            25,216               --             1,469           46,540
Divisional transfers pending settlement                                -         (127,997)                -          127,997
Other assets                                                       1,569              516               126            2,694
                                                           --------------   --------------    --------------   --------------
    Total assets                                             149,344,659       11,279,475        13,446,198      254,013,655

LIABILITIES
Annuitant mortality fluctuation reserve (Note 3D)                 11,453            2,273             2,714           14,608
Payable to Massachusetts Mutual Life Insurance Company           465,941           35,386            62,785          741,099
                                                           --------------   --------------    --------------   --------------
      Total liabilities                                          477,394           37,659            65,499          755,707
                                                           --------------   --------------    --------------   --------------
NET ASSETS                                                  $148,867,265     $ 11,241,816      $ 13,380,699     $253,257,948
                                                           ==============   ==============    ==============   ==============

Net Assets:
Accumulation units--Value                                   $148,485,503     $ 11,166,029      $ 13,290,226     $252,771,002
Annuity reserves (Note 3E)                                       381,762           75,787            90,473          486,946
                                                           --------------   --------------    --------------   --------------
    Net assets                                              $148,867,265     $ 11,241,816      $ 13,380,699     $253,257,948
                                                           ==============   ==============    ==============   ==============

Contractowners accumulation units (Note 8)                    13,600,845        4,838,457         3,443,894       47,468,127
                                                           ==============   ==============    ==============   ==============
NET ASSET VALUE PER ACCUMULATION UNIT

Variable Annuity Fund 4 Contracts
 June 30, 1998                                              $      11.74     $       2.61      $       4.46     $       5.72
 June 30, 1997                                                      9.84             2.49              4.04             4.96
 June 30, 1996                                                      7.71             2.39              3.75             4.15
 June 30, 1995                                                      6.33             2.29              3.61             3.61
 June 30, 1994                                                      5.27             2.20              3.22             3.13

Flex-Annuity IV Contracts
 June 30, 1998                                              $      10.84     $       2.24      $       3.78     $       5.31
 June 30, 1997                                                      9.13             2.15              3.45             4.62
 June 30, 1996                                                      7.19             2.07              3.22             3.89
 June 30, 1995                                                      5.93             2.00              3.12             3.41
 June 30, 1994                                                      4.97             1.92              2.80             2.97

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 --
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF OPERATIONS
For The Six Months Ended June 30, 1998
(Unaudited)

                                                                               MML              MML
                                                             MML              Money           Managed            MML
                                                            Equity            Market            Bond            Blend
                                                           Division          Division         Division         Division
                                                        --------------    --------------   --------------   ---------------
Investment income
Dividends (Note 3B)                                      $      1,353      $    296,773     $    212,184     $  2,084,522

Expenses
Mortality and expense risk fees (Note 4)                      895,243            66,070           79,471        1,569,345
                                                        --------------    --------------   --------------   ---------------

Net investment income (loss) (Note 3C)                       (893,890)          230,703          132,713          515,177
                                                        --------------    --------------   --------------   ---------------
Net realized and unrealized gain on investments
Net realized gain on investments (Notes 3B, 3C and 7)       6,200,502                 -           32,858        8,616,369
Change in net unrealized appreciation of investments        5,857,881                 -          312,880        6,803,608
                                                        --------------    --------------   --------------   ---------------
Net gain on investments                                    12,058,383                 -          345,738       15,419,977
                                                        --------------    --------------   --------------   ---------------

Net increase in net assets resulting from operations     $ 11,164,493      $    230,703     $    478,451     $ 15,935,154
                                                        ==============    ==============   ==============   ===============












                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 --
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Six Months Ended June 30, 1998 and 1997
(Unaudited)

                                                                                  1998
                                                 ---------------------------------------------------------------------
                                                                         MML              MML
                                                       MML              Money           Managed              MML
                                                      Equity           Market             Bond              Blend
                                                     Division         Division          Division           Division
                                                 ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets Operations:
 Net investment income (loss)                     $    (893,890)    $     230,703     $     132,713     $     515,177
 Net realized gain
 on investments                                       6,200,502                 -            32,858         8,616,369
 Change in net unrealized
  appreciation of investments                         5,857,881                 -           312,880         6,803,608
                                                 ---------------   ---------------   ---------------   ---------------
Net increase in net assets
 resulting from operations                           11,164,493           230,703           478,451        15,935,154
                                                 ---------------   ---------------   ---------------   ---------------

Capital transactions: (Note 8)
 Net contract payments (Note 6)                       1,813,477            85,363           124,556         3,373,127
 Withdrawal of funds                                 (9,594,755)       (1,187,731)       (1,147,955)      (17,502,594)
 Reimbursement (payment) of
  accumlation unit value fluctuation                     33,443              (805)          113,651            10,644
 Net charge (credit) to
  annuitant mortality fluctuation
  reserve (Note 3D)                                     (11,449)           (1,246)         (139,332)          (66,042)
 Annuity benefit payments                               (17,435)           (4,608)           (5,816)          (24,874)
 Withdrawal due to administrative
  charges and contingent deferred
  sales charges (Note 6)                               (107,712)           (9,342)          (11,902)         (251,541)
 Divisional transfers                                 1,951,106           203,600           563,796        (2,718,502)
                                                 ---------------   ---------------   ---------------   ---------------
 Net decrease in net assets
  assets resulting from capital
  transactions                                       (5,933,325)         (914,769)         (503,002)      (17,179,782)
                                                 ---------------   ---------------   ---------------   ---------------
Total increase (decrease)                             5,231,168          (684,066)          (24,551)       (1,244,628)

NET ASSETS, at beginning
 of the year                                        143,636,097        11,925,882        13,405,250       254,502,576
                                                 ---------------   ---------------   ---------------   ---------------
NET ASSETS, at end
 of the period                                    $ 148,867,265     $  11,241,816     $  13,380,699     $ 253,257,948
                                                 ===============   ===============   ===============   ===============
                                                                                 1997
                                                 ---------------------------------------------------------------------
                                                                         MML                MML
                                                       MML              Money             Managed           MML
                                                      Equity            Market             Bond            Blend
                                                     Division          Division          Division         Division
                                                 ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets Operations:
 Net investment income (loss)                     $    (774,273)    $     235,347     $     151,841     $     638,425
 Net realized gain
  on investments                                      4,386,500                 -            55,458         7,808,824
 Change in net unrealized
  appreciation of investments                        15,216,271                 -           128,805        16,247,026
                                                 ---------------   ---------------   ---------------   ---------------
Net increase in net assets
 resulting from operations                           18,828,498           235,347           336,104        24,694,275
                                                 ---------------   ---------------   ---------------   ---------------
Capital transactions: (Note 8)
 Net contract payments (Note 6)                       1,959,483           314,890           185,094         4,159,174
 Withdrawal of funds                                 (8,314,620)       (2,563,050)         (982,402)      (17,870,313)
 Reimbursement (payment) of
  accumlation unit value fluctuation                    (60,305)           (1,876)           48,536            24,963
 Net charge (credit) to
  annuitant mortality fluctuation
  reserve (Note 3D)                                         382               868           (50,027)          (22,512)
 Annuity benefit payments                               (13,665)           (4,502)           (5,805)          (18,423)
 Withdrawal due to administrative
  charges and contingent deferred
  sales charges (Note 6)                               (114,964)          (11,240)          (13,941)         (293,637)
 Divisional transfers                                 1,149,722         1,427,074          (452,045)       (2,124,750)
                                                 ---------------   ---------------   ---------------   ---------------
 Net decrease in net assets
  assets resulting from capital
  transactions                                       (5,393,967)         (837,836)       (1,270,590)      (16,145,498)
                                                 ---------------   ---------------   ---------------   ---------------
Total increase (decrease)                            13,434,531          (602,489)         (934,486)        8,548,777

NET ASSETS, at beginning
 of the year                                        125,266,639        12,666,115        14,802,760       240,535,453
                                                 ---------------   ---------------   ---------------   ---------------
NET ASSETS, at end
 of the period                                    $ 138,701,170     $  12,063,626     $  13,868,274     $ 249,084,230
                                                 ===============   ===============   ===============   ===============




                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 -
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

Notes To Financial Statements
(Unaudited)

1.  HISTORY

    Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

    MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified). These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segments (the "Segment").

2.  INVESTMENT OF THE SEGMENT'S ASSETS

    The Variable Annuity Fund 4 and the Flex-Annuity IV (Qualified) segments each have four divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund.

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a registered, no-load, open-end, management investment company for which MassMutual serves as investment manager. David
    L. Babson and Company, Inc., a controlled subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

    A.  Investment Valuation

    Investments in MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are each stated at market value which is the net asset value of each of the respective funds.

    B.  Accounting For Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    C.  Federal Income Taxes

    Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Contracts which depend on the Segment's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

    D.  Annuitant Mortality Fluctuation Reserve

    The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segments. Net transfers from the Segments to MassMutual totaled $127,762 and $67,596 for the period ended June 30, 1998 and 1997, respectively. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

    E.  Annuity Reserves

    Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

    F.  Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES FOR MORTALITY AND EXPENSE RISKS

    A.  Variable Annuity Fund 4 Contracts

    Currently, daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 0.730% of the value of the Variable Annuity Fund 4 Contracts. Effective on January 1 of any year after the first Contract year, the daily charge made for the assumption of mortality and expense risks will be as determined by MassMutual, but in no event will such charge be at an annual rate of more than 1.2045% of the value of the Variable Annuity Fund 4 Contracts.

    B.  Flex-Annuity IV (Qualified) Contracts

    Daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 1.25% of the value of the Flex-Annuity IV Contracts.

5.  DISTRIBUTION AGREEMENT

    MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, serves as the principal underwriter of the contracts. MMLISI is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

    Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MMLISI. MMLISI also receives compensation for its activities as underwriter of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES


                                                                                      MML            MML
                                                                        MML          Money         Managed        MML
For The Six Months Ended                                               Equity        Market         Bond         Blend
June 30, 1998                                                         Division      Division      Division      Division
-------------                                                        ----------    ----------    ----------    ----------
Gross contract payments                                              $1,817,051    $   86,677    $  125,710    $3,380,547
Less deductions for administrative and sales expenses and
 premium taxes under Variable Annuity Fund 4 Contracts                    1,561         1,234         1,028         3,687
Less deductions for premium taxes under Flex-Annuity IV Contracts         2,013            80           126         3,733
                                                                     ----------    ----------    ----------    ----------
Net contract payments                                                $1,813,477    $   85,363    $  124,556    $3,373,127
                                                                     ==========    ==========    ==========    ==========
Administrative and contingent deferred sales
 charges under Flex-Annuity IV Contracts                             $  107,712    $    9,342    $   11,902    $  251,541
                                                                     ==========    ==========    ==========    ==========

                                                                                      MML            MML
                                                                        MML          Money         Managed        MML
For The Six Months Ended                                               Equity        Market         Bond         Blend
June 30, 1997                                                         Division      Division      Division      Division
-------------                                                        ----------    ----------    ----------    ----------
Gross contract payments                                              $1,966,904    $  316,089    $  185,979    $4,165,042
Less deductions for administrative and sales expenses and
 premium taxes under Variable Annuity Fund 4 Contracts                    6,519         1,054           801         3,872
Less deductions for premium taxes under Flex-Annuity IV Contracts           902           145            84         1,996
                                                                     ----------    ----------    ----------    ----------
Net contract payments                                                $1,959,483    $  314,890    $  185,094    $4,159,174
                                                                     ==========    ==========    ==========    ==========
Administrative and contingent deferred sales
 charges under Flex-Annuity IV Contracts                             $  114,964    $   11,240    $   13,941    $  293,637
                                                                     ==========    ==========    ==========    ==========

7.  PURCHASES AND SALES OF INVESTMENTS


                                                 MML              MML
                                MML             Money           Managed          MML
For The Six Months Ended       Equity           Market           Bond           Blend
June 30, 1998                 Division         Division        Division        Division
-------------              --------------   -------------   -------------   --------------
Cost of purchases          $   13,563,776   $   1,722,502   $   1,359,399   $   20,427,750
Proceeds from sales            10,447,335       2,272,986       1,561,558       19,520,336

8.  NET INCREASE (DECREASE) IN ACCUMULATION UNITS

Variable Annuity Fund 4 Contracts

                                                            MML            MML
                                             MML           Money         Managed          MML
                                            Equity         Market          Bond          Blend
For the Six Months Ended June 30, 1998     Division       Division       Division       Division
--------------------------------------    ---------       --------       --------      ---------
Units purchased                               1,530          5,398          2,660          7,327
Units withdrawn                             (74,478)       (83,510)       (49,975)      (333,888)
Units transferred between divisions           1,178         19,722            680        (10,995)
                                        ------------    -----------    -----------    ------------
Net decrease                                (71,770)       (58,390)       (46,635)      (337,556)
Units, at beginning of the year           1,273,191        973,364        432,147      2,585,687
                                        ------------    -----------    -----------    ------------
Units, at end of the period               1,201,421        914,974        385,512      2,248,131
                                        ============    ===========    ===========    ============
                                                            MML             MML
                                            MML            Money          Managed        MML
                                           Equity          Market          Bond         Blend
For the Six Months Ended June 30, 1997     Division       Division       Division      Division
--------------------------------------    ---------       --------       --------      ---------
Units purchased                              12,108          7,130          3,415         14,059
Units withdrawn                             (55,049)      (161,416)       (44,297)      (327,029)
Units transferred between divisions           6,952         72,471        (21,712)       (33,482)
                                        ------------    -----------    -----------    ------------
Net decrease                                (35,989)       (81,815)       (62,594)      (346,452)
Units, at beginning of the year           1,373,330      1,157,488        553,694      3,071,677
                                        ------------    -----------    -----------    ------------
Units, at end of the period               1,337,341      1,075,673        491,100      2,725,225
                                        ============    ===========    ===========    ============
Flex-Annuity IV Contracts
                                                            MML            MML
                                             MML           Money         Managed         MML
                                            Equity         Market         Bond          Blend
For the Six Months Ended June 30, 1998     Division       Division       Division      Division
--------------------------------------    ---------       --------       --------      ---------
Units purchased                             167,411         32,206         30,376        626,749
Units withdrawn                            (820,388)      (443,357)      (254,210)    (3,008,479)
Units transferred between divisions         178,685         70,559        152,583       (507,691)
Units transferred to annuity reserves            --             --             --        (12,124)
                                        ------------    -----------    -----------    ------------
Net decrease                               (474,292)      (340,592)       (71,251)     (2,901,545)
Units, at beginning of the year          12,873,716      4,264,075      3,129,633      48,121,541
                                        ------------    -----------    -----------    ------------
Units, at end of the period              12,399,424      3,923,483      3,058,382      45,219,996
                                        ============    ===========    ===========    ============
                                                            MML            MML
                                            MML            Money         Managed          MML
                                           Equity          Market          Bond          Blend
For the Six Months Ended June 30, 1997     Division       Division       Division       Division
--------------------------------------    ---------       --------       --------      ---------
Units purchased                             223,225        139,173         50,844        962,214
Units withdrawn                            (957,264)    (1,019,118)      (243,552)    (3,841,033)
Units transferred between divisions         129,438        583,236       (107,085)      (458,643)
Units transferred to annuity reserves            --             --             --        (12,124)
                                        ------------    -----------    -----------   ------------
Net decrease                               (604,601)      (296,709)      (299,793)    (3,349,586)
Units, at beginning of the year          14,317,232      4,615,046      3,717,153     54,207,831
                                        ------------    -----------    -----------   ------------
Units, at end of the period              13,712,631      4,318,337      3,417,360     50,858,245
                                        ============    ===========    ===========   ============

9.  CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

    As discussed in Note 1, the financial statements only represent activity of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of June 30, 1998 for Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:


                                               MML             MML                      *Oppenheimer   *Oppenheimer  *Oppenheimer
                                MML           Money          Managed          MML          Capital         Global      Strategic
                               Equity         Market          Bond           Blend       Appreciation    Securities       Bond
                              Division       Division       Division       Division        Division       Division      Division
                           --------------  ------------  -------------  --------------  -------------  -------------  ------------
Total assets               $1,873,403,632  $ 81,678,386  $ 135,105,276  $2,115,504,840  $ 386,975,742  $ 246,664,433  $ 77,848,585
Total liabilities               7,352,411       249,292        547,465       8,164,130      1,304,393        888,887       380,566
                           --------------  ------------  -------------  --------------  -------------  -------------  ------------
Net assets                 $1,866,051,221  $ 81,429,094  $ 134,557,811  $2,107,340,710  $ 385,671,349  $ 245,775,546  $ 77,468,019
                           ==============  ============  =============  ==============  =============  =============  ============
Net assets consist of:
Accumulation units--Value  $1,864,793,705  $ 81,340,459  $ 134,373,117  $2,105,004,141  $ 385,597,132  $ 245,753,834  $ 77,442,503
Annuity reserves                1,257,516        88,635        184,694       2,336,569         74,217         21,712        25,516
                           --------------  ------------  -------------  --------------  -------------  -------------  ------------
Net assets                 $1,866,051,221  $ 81,429,094  $ 134,557,811  $2,107,340,710  $ 385,671,349  $ 245,775,546  $ 77,468,019
                           ==============  ============  =============  ==============  =============  =============  ============

*Offered on the Flex Extra (Qualified) Contracts only.


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